Note 8 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Long-term debt, gross		$ 207,262,415	$ 229,379,884
Less: Current portion		(37,308,115)	(21,248,115)
Long-term portion		169,954,300	208,131,769
Deferred charges, current portion		377,583	399,271
Deferred charges, long-term portion		1,480,914	1,611,738
Long-term debt, current portion net of deferred charges	$ 20,848,844	36,930,532	20,848,844
Long-term debt, long-term portion net of deferred charges	$ 206,520,031	168,473,386	206,520,031
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd. [Member]
Long-term debt, gross		33,750,000	31,250,000
Jonathan John Shipping Ltd., and Corfu Navigation Ltd. [Member]
Long-term debt, gross		10,000,000	0
Marcos Shippting Ltd. [Member]
Long-term debt, gross		10,250,000	0
Gregos Shiping Ltd. [Member]
Long-term debt, gross		21,100,000	19,700,000
Rena Shipping Ltd. [Member]
Long-term debt, gross		21,200,000	19,600,000
Terataki Shipping, Ltd. [Member]
Long-term debt, gross		25,542,415	24,754,884
Leonidas Shipping Ltd. [Member]
Long-term debt, gross		21,400,000	46,150,000
Monica Shipowners Ltd. / Stephania Shipping Ltd. [Member]
Long-term debt, gross		43,875,000	42,750,000
Pepi Shipping Ltd. [Member]
Long-term debt, gross		20,145,000	19,635,000
Symeon Shipping Ltd. [Member]
Long-term debt, gross		$ 0	$ 25,540,000